Profit Sharing Plans	12 Months Ended
Dec. 31, 2012
Profit Sharing Plans [Abstract]
Profit Sharing Plans
Profit Sharing Plans
The Company sponsors the EarthLink, Inc. 401(k) Plan ("Plan"), which qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the Plan, participating employees may defer a portion of their pretax earnings up to the Internal Revenue Service annual contribution limit. The Company makes a matching contribution of 50% of the first 6% of base compensation that a participant contributes to the Plan. The Company's matching contributions vest over four years from the participant's date of hire. The Company contributed $0.9 million, $3.2 million and $3.9 million during the years ended December 31, 2010, 2011 and 2012, respectively.